Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 6,126,911	$ 4,778,000
Deferred compensation	3,853,777	3,806,000
Valuation Allowance	(9,980,688)	(8,584,000)
Deferred income tax asset